FINANCIAL INSTRUMENTS (Details 3) $ in Thousands	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Cash	$ 43,129		$ 6,844	$ 9,082
Accounts payable and accrued liabilities	(34,615)		(16,153)
Derivative assets	963	$ 766	0
Secured notes payable	(396,509)		$ 0
Currency denominated by Canadian dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	25,509
Accounts payable and accrued liabilities	(3,783)
Derivative assets	963
Secured notes payable	(414,843)
Total	$ (392,154)